Loans payable (Tables)	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Valuation Assumptions Used to Determine Fair Value of Warrants

The Company determined a value of $171 on the warrants, which was included in the Discount, based on the Black-Scholes model with the following assumptions:

Stock price	$0.17
Exercise price	$0.20
Dividend rate	0%
Expected Life	3 years
Expected annual volatility	56%
Risk-free rate	1.45%

Disclosure of loans repayable

Changes to the loan payable balance during the year ended April 30, 2019 and the year ended April 30, 2018, are as follows:

	Principal	Interest	Discount	Total
Balance, April 30, 2017	$1,366	$280	$—	$1,646
Financing, October 25, 2017	1,283	—	—	1,283
Repayment on debt	(1,213)	(311)	—	(1,524)
Interest accrual	—	83	—	83
Foreign exchange adjustment	(154)	—	—	(154)

Balance, April 30, 2018	1,282	52	—	1,334
Financing, June 18 2018	3,000	—	(231)	2,769
Discount	0	0	101	101
Interest accrual	0	325	0	325
Foreign exchange adjustment	59	0	0	59

Balance, April 30, 2019	$4,341	$377	$(130)	$4,588

Disclosure of Loans and Payables

	April 30, 2019	April 30, 2018
Current	$1,507	$—
Non-Current	3,081	1,334

	$4,588	$1,334

Disclosure of financing costs

The Company’s financing costs for the year ended April 30, 2019, 2018, and 2017 as reported on its Consolidated Statement of Operations and Comprehensive Income (Loss) can be summarized as follows:

For the year ended April 30,	2019	2018	2017
Unwinding of discount on rehabilitation and closure accretion (note 11)	$90	$64	$80
Discount unwinding on debt repaid (note 10)	101	—	48
San Pedrito Interest (note 8)	(159)	—	—
Extension fee	0	—	45
Interest on diesel equipment lease	21	—	—
Interest expense on debt (note 10)	325	83	536
Interest revenue	(67)	(86)	(83)

	$311	$61	$626